Supplementary cash flow information - Other exploration and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fekola
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (14,487)	$ (14,246)
Masbate
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,971)	(4,941)
Otjikoto
Statement Of Cash Flows [Line Items]
Other exploration and development	(2,455)	(1,744)
Anaconda Regional, Mali
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,113)	(6,291)
Toega, Burkina Faso
Statement Of Cash Flows [Line Items]
Other exploration and development	(2,481)	(8,688)
Kiaka
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,332)	(2,238)
Ondundu
Statement Of Cash Flows [Line Items]
Other exploration and development	(1,505)	(3,027)
Finland Properties, Finland
Statement Of Cash Flows [Line Items]
Other exploration and development	(750)	(2,479)
Other
Statement Of Cash Flows [Line Items]
Other exploration and development	(8,053)	(4,901)
Total
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (41,147)	$ (48,555)